Treasury Shares	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Treasury Shares
27.	Treasury Shares
Based on the Board of Directors’ resolution, the controlling company holds treasury shares for business purposes including its share price stabilization. Changes in treasury shares for the years ended December 31, 2023 and 2024 were as follows:

(shares, in millions of Won)	2023			2024
	Number of shares	Amount		Number of shares	Amount
Beginning	8,722,053	￦	1,892,308	8,695,023	￦	1,889,658
Acquisition of treasury shares	—		—	255,428		92,311
Disposal of treasury shares	(27,030)		(2,650)	—		—
Retirement of treasury shares	—		—	(1,946,853)		(431,107)

Ending	8,695,023	￦	1,889,658	7,003,598	￦	1,550,862